Equity Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2023
Equity Incentive Plan
Summary of the stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	26,708,329	4.03	7.06	143,338
Granted	8,101,866	12.98
Exercised	(8,911,435)	2.46
Forfeited	(9,655,228)	6.12
Outstanding at December 31, 2021	16,243,532	8.11	7.63	24,398
Granted	869,778	4.37
Exercised	(1,081,213)	2.76
Forfeited	(3,460,185)	10.43
Outstanding at December 31, 2022	12,571,912	7.67	5.62	1,342
Options exercisable at December 31, 2021	7,399,460	4.34	5.88	21,300
Options exercisable at December 31, 2022	9,478,419	7.06	4.75	1,263
Vested and expected to vest at December 31, 2021	12,943,351	7.30	7.26	23,242
Vested and expected to vest at December 31, 2022	11,341,764	7.47	5.33	1,310

Summary of additional information about stock option activity
	2022	2021	2020
Cash proceeds from the exercise of stock options (in millions)	$3.0	$21.7	$2.0
Total intrinsic value of stock options exercised (in millions)	3.6	80.9	3.6
Weighted average grant date fair value of options granted	2.79	6.47	3.27

Schedule of assumptions used to value option grants to employees and non-employees
	2022	2021	2020
Risk-free interest rate	1.7% – 3.0%	0.6% – 1.4%	0.4% – 1.7%
Expected dividend yield	0%	0%	0%
Expected term	5.8 years – 6.5 years	5.5 years – 6.2 years	5.9 years – 6.3 years
Expected volatility	70% – 73%	51% – 63%	50%
2020
Risk-free interest rate	0.4% – 1.7%
Expected dividend yield	0%
Expected term	1.1 years – 6.1 years
Expected volatility	50%

Summary of the restricted stock unit activity
	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	1,894,897	9.40
Granted	3,375,079	14.77
Vested	(1,018,828)	9.40
Forfeited	(292,323)	12.77
Outstanding at December 31, 2021	3,958,825	13.73
Granted	12,076,285	3.98
Vested	(2,947,832)	11.80
Forfeited	(3,125,987)	6.85
Outstanding at December 31, 2022	9,961,291	4.55

Schedule of stock-based compensation expense
	Year ended December 31,
	2022	2021	2020
Cost of revenue – software and other services	$88	$21	$15
Research and development	12,746	9,060	4,551
Sales and marketing	5,974	8,074	2,591
General and administrative	23,723	30,643	3,847
Total stock-based compensation expense	$42,531	$47,798	$11,004